Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other deferred tax assets not recognised	£ 12	£ 9
Deferred income tax assets	95	451
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	32	32
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	18	18
All other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	86	95
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 75	£ 95
Top of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years
Bottom of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	20 years